STATEMENT OF ADDITIONAL INFORMATION
                         VALUEMARK II AND VALUEMARK III
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   May 1, 2003




This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:



                 Allianz Life Insurance Company of North America
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 1-800-624-0197
Table of Contents

Allianz Life.....................................   3
Ratings Agencies.................................   3
Experts..........................................   3
Legal Opinions...................................   3
Distributor......................................   3
Reduction or Elimination of the
    Withdrawal charge............................   3
Calculation of Performance Data..................   4
       Total Return..............................   4
       Yield.....................................   4
       Performance Ranking.......................   5
       Performance Information...................   5
Federal Tax Status...............................  15
       General...................................  16
       Diversification...........................  16
       Multiple Contracts........................  17
       Contracts Owned by
           Other than Natural Persons............  17
       Assignments, Pledges and
           Gratuitous Transfers..................  17
       Death Benefits............................  18
           Income Tax Withholding................  18
             Required Distributions..............  18
       Tax Treatment of Distributions -
           Non-Qualified Contracts...............  18
       Qualified Contracts.......................  19
       Tax Treatment of Distributions -
           Qualified Contracts...................  21
Annuity Provisions...............................  22
Financial Statements.............................  23

                                                                    V23SAI-0503

Allianz Life
--------------------------------------------------------------------------------

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz AG"). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.


Ratings Agencies
--------------------------------------------------------------------------------
We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.

Experts
--------------------------------------------------------------------------------
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2002 and the consolidated financial statements of Allianz Life as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this Statement of Additional Information have been audited by KPMG LLP, independent accountants, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN. Allianz Life's audit report refers to a change in its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.

Legal Opinions
--------------------------------------------------------------------------------
Stewart D. Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

--------------------------------------------------------------------------------
 REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors: the size of the group; the total amount of Purchase Payments expected to be received from the group; the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time); the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

 Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return From time to time, the Company may advertise the performance data for the Investment Option in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Investment Options and any applicable contingent deferred sales charge and Contract Maintenance Charge ("Standardized Total Return"). The contingent deferred sales charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contingent deferred sales charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                    P (1 + T)n = ERV
where:

P = a hypothetical initial payment of $1,000;
T = average annual total return;
n= number  of  years;
ERV = ending  redeemable  value of a  hypothetical  $1,000
purchase  payment made at the  beginning of the period at the end of the period.

Allianz Life may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the withdrawalcharge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. Allianz Life may also advertise cumulative and total return information over different periods of time. Allianz Life may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield The USAZ Money Market Fund. Allianz Life may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Investment Option's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Investment Option's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

 The effective
yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.) For the seven-day period ending on December 31, 2002, the USAZ Money Market Fund had a current yield of -0.75% and an effective yield of -0.74%.

OTHER INVESTMENT OPTIONS. Allianz Life may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option will publish standardized total return information with any quotation of current yield. The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      cd
where:

a = net investment income earned during the period by the Investment Option attributable to shares owned by the Investment Option;

b    = expenses accrued for the period (net of reimbursements, if applicable);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Withdrawal Charge). Allianz Life does not currently advertise yield information for any Investment Option.

Performance  Ranking

Total return information for the Investment Options may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R). From time to time, evaluation of performance by independent sources may also be used.

Performance  Information

Total returns reflect all aspects of an Investment  Option's  return,  including
the  automatic   reinvestment  by  Allianz  Life  Variable   Account  B  of  all
distributions and any change in an Investment Option's value over the period.

The performance figures in Charts I and II reflect Accumulation Unit performance from Separate Account Inception. Chart I reflects performance for Valuemark II and Chart II reflects Valuemark III.

The performance figures in Charts III and IV reflects Accumulation Unit performance portfolio inception which may pre-date Separate Account inception and assumes the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. Chart III reflects performance for Valulemark II and Chart IV reflects performance for Valuemark III.

The performance figures in Chart V reflects performance information for the Investment Options with does not include any contract fees, expenses or sales charges.

The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflects the mortality and expense risk charge, administrative charge and the operating expenses of the Investment Options. Column II represents performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge, administrative charge, the operating expense of the Investment Options and also the contingent deferred sales charge and the contract maintenance charge.

Past performance does not guarantee future results.



Chart I: Valuemark II Actual Total Return for The Period Ended December 31, 2002

                                                 Column I (without) Actual                  Column II ( with) Actual
-------------------------------------------------------------------------------------------------------------------
                               Separate Account
                                   Inception   One    Three    Five      Ten     Since   One     Three    Five      Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year     Year  Inception
                             in Investment Option
-------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value Fund           5/1/2002 N/A   N/A     N/A      N/A     -24.35   N/A      N/A     N/A    N/A    -28.70
USAZ AIM Blue Chip Fund             5/1/2002 N/A   N/A     N/A      N/A     -19.83   N/A      N/A     N/A    N/A    -24.18
USAZ AIM Dent Demographic Trends    5/1/2002 N/A   N/A     N/A      N/A     -24.51   N/A      N/A     N/A    N/A    -28.86
Fund
 USAZ AIM International Equity      5/1/2002 N/A   N/A     N/A      N/A     -19.16   N/A      N/A     N/A    N/A    -23.51
Fund
USAZ AllianceBernstein Growth and  11/5/2001 -25.23N/A     N/A      N/A     -19.3    -29.58   N/A     N/A    N/A    -22.62
Income
USAZ AllianceBernstein Large Cap   11/5/2001 -31.67N/A     N/A      N/A     -24.84   -36.02   N/A     N/A    N/A    -28.20
Growth
USAZ AllianceBernstein Technology  11/5/2001 -41.95N/A     N/A      N/A     -33.57   -46.30   N/A     N/A    N/A    -37.00
Davis VA Financial Portfolio        2/1/2000 -18   N/A     N/A      N/A     -1.17    -22.35   N/A     N/A    N/A    -2.04
Davis VA Value Porttolio            2/1/2000 -17.42N/A     N/A      N/A     -7.59    -21.77   N/A     N/A    N/A    -8.59
Dreyfus IP Small Cap Stock Index    5/1/2002 N/A   N/A     N/A      N/A     -23.96   N/A      N/A     N/A    N/A    -28.31
Portfolio
Dreyfus Stock Index Fund            5/1/2002 N/A   N/A     N/A      N/A     -19      N/A      N/A     N/A    N/A    -23.35
Franklin Global Communications     1/24/1989 -34.21-32.76  -14.45   -2.91   1.21     -38.56   -34.59  -14.70 -2.99  1.15
Securities - Class 21
Franklin Growth and Income         1/24/1989 -16.7 -2.17   -0.05    6.89    6.63     -21.05   -3.03   -0.22  6.83   6.57
Securities - Class 21
Franklin High Income - Class 21    1/24/1989 -10.81-7.69   -5.06    2.16    3.63     -15.16   -8.67   -5.26  2.08   3.56
Franklin Income Securities -       1/24/1989 -1.76 4.93    2.31     6.36    7.69     -6.11    4.17    2.15   6.29   7.63
Class 21
Franklin Large Cap Growth           5/1/1996 -24.01-11.49  1.32     N/A     5.19     -28.36   -12.54  1.17   N/A    5.13
Securities - Class 21
Franklin Real Estate - Class 21,2  1/24/1989 0.82  11.85   1.22     8.62    8.18     -3.53    11.18   1.04   8.55   8.12
Franklin Rising Dividends          1/27/1992 -2.69 9.27    4.14     8.53    8.58     -7.04    8.56    3.98   8.45   8.50
Securities - Class 21
Franklin Small Cap - Class 21      11/1/1995 -29.51-20.77  -1.16    N/A     4.91     -33.86   -22.08  -1.32  N/A    4.84
Franklin Small Cap Value            5/1/1998 -10.327.64    N/A      N/A     -0.76    -14.67   6.92    N/A    N/A    -0.96
Securities - Class 21
Franklin U.S. Government - Class   3/14/1989 8.55  8.3     5.62     5.67    6.41     4.20     7.58    5.47   5.59   6.34
22
Franklin Zero Coupon 2005 - Class  3/14/1989 8.57  8.99    5.92     7.21    8.29     4.22     8.27    5.77   7.14   8.23
21,2
Franklin Zero Coupon 2010 - Class  3/14/1989 18.43 13.03   7.12     9.05    9.47     14.08    12.36   6.97   8.98   9.41
21,2
Mutual Discovery Securities -      11/8/1996 -10.32-1.12   2.02     N/A     4.68     -14.67   -1.97   1.86   N/A    4.59
Class 21
Mutual Shares Securities - Class   11/8/1996 -12.791.11    2.67     N/A     5.23     -17.14   0.30    2.52   N/A    5.14
21
Templeton Developing Markets       3/15/1994 -1.35 -14.66  -6.03    N/A     -3.1     -5.70    -15.81  -6.24  N/A    -3.21
Securities - Class 21,3
Templeton Foreign Securities -     1/27/1992 -19.54-14.42  -4.02    4.11    3.41     -23.89   -15.55  -4.20  4.05   3.34
Class 21,3
Templeton Growth Securities -      3/15/1994 -19.46-7.6    0.24     N/A     4.99     -23.81   -8.57   0.08   N/A    4.92
Class 21
USAZ Templeton Developed Markets   11/5/2001 -15.1 N/A     N/A      N/A     -11.52   -19.45   N/A     N/A    N/A    -14.79
Jennison 20/20 Focus Portfoio       5/1/2002 N/A   N/A     N/A      N/A     -18.55   N/A      N/A     N/A    N/A    -22.90
SP Jennison International Growth*  12/15/2000-23.91N/A     N/A      N/A     -30.26   -28.26   N/A     N/A    N/A    -32.05
SP Strategic Partners Focused      12/15/2000-26.56N/A     N/A      N/A     -23.47   -30.91   N/A     N/A    N/A    -25.08
Growth
Oppenheimer Global Securities       2/1/2000 -23.22N/A     N/A      N/A     -12.5    -27.57   N/A     N/A    N/A    -13.59
Fund/VA
Oppenheimer High Income Fund/VA     2/1/2000 -3.75 N/A     N/A      N/A     -2.74    -8.10    N/A     N/A    N/A    -3.64
Oppenheimer Main Street Fund/VA     2/1/2000 -19.93N/A     N/A      N/A     -13.26   -24.28   N/A     N/A    N/A    -14.37
USAZ Oppenheimer Emerging Growth    5/1/2002 N/A   N/A     N/A      N/A     -19.85   N/A      N/A     N/A    N/A    -24.20
Fund
PIMCO VIT High Yield - Admin.       2/1/2000 -2.59 N/A     N/A      N/A     -1.1     -6.94    N/A     N/A    N/A    -1.98
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000 -21.33N/A     N/A      N/A     -14.09   -25.68   N/A     N/A    N/A    -15.22
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000 7.56  N/A     N/A      N/A     8.5      3.21     N/A     N/A    N/A    7.76
Class
USAZ PIMCO  PEA Growth and Income  11/5/2001 -20.01N/A     N/A      N/A     -16.59   -24.36   N/A     N/A    N/A    -19.90
USAZ PIMCO  PEA Renaissance        11/5/2001 -26.12N/A     N/A      N/A     -16.48   -30.47   N/A     N/A    N/A    -19.79
USAZ PIMCO  PEA Value              11/5/2001 -25.95N/A     N/A      N/A     -16.69   -30.30   N/A     N/A    N/A    -20.00
Seligman Small-Cap Value Portfolio  2/1/2000 -16.54N/A     N/A      N/A     11.41    -20.89   N/A     N/A    N/A    10.72
USAZ Money Market                   2/1/2000 -0.56 N/A     N/A      N/A     1.75     -4.91    N/A     N/A    N/A    0.92
USAZ Van Kampen Aggressive Growth   5/1/2001 -33.29N/A     N/A      N/A     -31.24   -37.64   N/A     N/A    N/A    -34.10
USAZ Van Kampen Comstock            5/1/2001 -20.99N/A     N/A      N/A     -16.6    -25.34   N/A     N/A    N/A    -19.11
USAZ Van Kampen Emerging Growth     5/1/2001 -33.26N/A     N/A      N/A     -25.67   -37.61   N/A     N/A    N/A    -28.39
USAZ Van Kampen Growth and Income   5/1/2001 -15.89N/A     N/A      N/A     -11.66   -20.24   N/A     N/A    N/A    -14.08
USAZ Van Kampen Growth              5/1/2001 -25.3 N/A     N/A      N/A     -18.48   -29.65   N/A     N/A    N/A    -21.03
-------------------------------------------------------------------------------------------------------------------------------



* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.




Chart II: Valuemark III Actual total Return for The Period ended December 31, 2002
                                                 Column I (without) Actual                  Column II ( with) Actual
-------------------------------------------------------------------------------------------------------------------

                              Separate Account
                                   Inception   One    Three    Five      Ten     Since   One     Three    Five      Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year     Year  Inception
                             in Investment Option
-------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value Fund           5/1/2002 N/A   N/A      N/A      N/A    -24.35     N/A      N/A     N/A      N/A    -29.55
USAZ AIM Blue Chip Fund             5/1/2002 N/A   N/A      N/A      N/A    -19.83     N/A      N/A     N/A      N/A    -25.03
USAZ AIM Dent Demographic Trends    5/1/2002 N/A   N/A      N/A      N/A    -24.51     N/A      N/A     N/A      N/A    -29.71
Fund
USAZ AIM International Equity Fund  5/1/2002 N/A   N/A      N/A      N/A    -19.16     N/A      N/A     N/A      N/A    -24.36
USAZ AllianceBernstein Growth and  11/5/2001 -25.23N/A      N/A      N/A    -19.3     -30.43    N/A     N/A      N/A    -22.62
Income
USAZ AllianceBernstien Large Cap   11/5/2001 -31.67N/A      N/A      N/A    -24.84    -36.87    N/A     N/A      N/A    -28.20
Growth
USAZ AllianceBernstein Technology  11/5/2001 -41.95N/A      N/A      N/A    -33.57    -47.15    N/A     N/A      N/A    -37.00
Davis VA Financial Portfolio        2/1/2000 -18   N/A      N/A      N/A    -1.17     -23.20    N/A     N/A      N/A     -2.04
Davis VA Value Portfolio            2/1/2000 -17.42N/A      N/A      N/A    -7.59     -22.62    N/A     N/A      N/A     -8.59
Dreyfus IP  Small Cap Stock         5/1/2002 N/A   N/A      N/A      N/A    -23.96     N/A      N/A     N/A      N/A    -29.16
Index  Portfolio
Dreyfus Stock Index Fund            5/1/2002 N/A   N/A      N/A      N/A    -19        N/A      N/A     N/A      N/A    -24.20
Franklin Global Communications     1/24/1989 -34.21-32.76   -14.45   -2.91  1.21      -39.41  -34.59   -14.70   -2.99    1.15
Securities - Class 11
Franklin Growth and Income         1/24/1989 -16.7 -2.17    -0.05    6.89   6.63      -21.90   -3.03   -0.22    6.83     6.57
Securities - Class 11
Franklin High Income - Class 11    1/24/1989 -10.81-7.69    -5.06    2.16   3.63      -16.01   -8.67   -5.26    2.08     3.56
Franklin Income Securities -       1/24/1989 -1.76 4.93     2.31     6.36   7.69      -6.96    4.17     2.15    6.29     7.63
Class 11
Franklin Large Cap Growth           5/1/1996 -24.01-11.49   1.32     N/A    5.19      -29.21  -12.54    1.17     N/A     5.13
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989 0.82  11.85    1.22     8.62   8.18      -4.38    11.18    1.04    8.55     8.12
Franklin Rising Dividends          1/27/1992 -2.69 9.27     4.14     8.53   8.58      -7.89    8.56     3.98    8.45     8.50
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995 -29.51-20.77   -1.16    N/A    4.91      -34.71  -22.08   -1.32     N/A     4.84
Franklin Small Cap Value            5/1/1998 -10.327.64     N/A      N/A    -0.76     -15.52   6.92     N/A      N/A     -0.96
Securities - Class 11
Franklin U.S. Government - Class   3/14/1989 8.55  8.3      5.62     5.67   6.41       3.35    7.58     5.47    5.59     6.34
12
Franklin Zero Coupon 2005 - Class  3/14/1989 8.57  8.99     5.92     7.21   8.29       3.37    8.27     5.77    7.14     8.23
11,2
Franklin Zero Coupon 2010 - Class  3/14/1989 18.43 13.03    7.12     9.05   9.47      13.23    12.36    6.97    8.98     9.41
11,2
Mutual Discovery Securities -      11/8/1996 -10.32-1.12    2.02     N/A    4.68      -15.52   -1.97    1.86     N/A     4.59
Class 11
Mutual Shares Securities - Class   11/8/1996 -12.791.11     2.67     N/A    5.23      -17.99   0.30     2.52     N/A     5.14
11
Templeton Developing Markets       3/15/1994 -1.35 -14.66   -6.03    N/A    -3.1      -6.55   -15.81   -6.24     N/A     -3.21
Securities - Class 11,3
Templeton Foreign Securities -     1/27/1992 -19.54-14.42   -4.02    4.11   3.41      -24.74  -15.55   -4.20    4.05     3.34
Class 11,3
Templeton Growth Securities -      3/15/1994 -19.46-7.6     0.24     N/A    4.99      -24.66   -8.57    0.08     N/A     4.92
Class 11
USAZ Templeton Developed Markets   11/5/2001 -15.1 N/A      N/A      N/A    -11.52    -20.30    N/A     N/A      N/A    -14.79
Jennison 20/20 Focus Portfolio      5/1/2002 N/A   N/A      N/A      N/A    -18.55     N/A      N/A     N/A      N/A    -23.75
SP Jennison International Growth*  12/15/2000-23.91N/A      N/A      N/A    -30.26    -29.11    N/A     N/A      N/A    -32.05
SP Strategic Partners Focused      12/15/2000-26.56N/A      N/A      N/A    -23.47    -31.76    N/A     N/A      N/A    -25.08
Growth
Oppenheimer Global Securities       2/1/2000 -23.22N/A      N/A      N/A    -12.5     -28.42    N/A     N/A      N/A    -13.59
Fund/VA
Oppenheimer High Income Fund/VA     2/1/2000 -3.75 N/A      N/A      N/A    -2.74     -8.95     N/A     N/A      N/A     -3.64
Oppenheimer Main Street Fund/VA     2/1/2000 -19.93N/A      N/A      N/A    -13.26    -25.13    N/A     N/A      N/A    -14.37
USAZ Oppenheimer Emerging Growth    5/1/2002 N/A   N/A      N/A      N/A    -19.85     N/A      N/A     N/A      N/A    -25.05
Fund
PIMCO VIT High Yield  - Admin.      2/1/2000 -2.59 N/A      N/A      N/A    -1.1      -7.79     N/A     N/A      N/A     -1.98
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000 -21.33N/A      N/A      N/A    -14.09    -26.53    N/A     N/A      N/A    -15.22
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000 7.56  N/A      N/A      N/A    8.5        2.36     N/A     N/A      N/A     7.76
Class
USAZ PIMCO PEA Growth and Income   11/5/2001 -20.01N/A      N/A      N/A    -16.59    -25.21    N/A     N/A      N/A    -19.90
USAZ PIMCO PEA  Renaissance        11/5/2001 -26.12N/A      N/A      N/A    -16.48    -31.32    N/A     N/A      N/A    -19.79
USAZ PIMCO PEA Value               11/5/2001 -25.95N/A      N/A      N/A    -16.69    -31.15    N/A     N/A      N/A    -20.00
Seligman Small-Cap Value Portfolio  2/1/2000 -16.54N/A      N/A      N/A    11.41     -21.74    N/A     N/A      N/A     10.72
USAZ Money Market                   2/1/2000 -0.56 N/A      N/A      N/A    1.75      -5.76     N/A     N/A      N/A     0.92
USAZ Van Kampen Aggressive Growth   5/1/2001 -33.29N/A      N/A      N/A    -31.24    -38.49    N/A     N/A      N/A    -34.10
USAZ Van Kampen Comstock            5/1/2001 -20.99N/A      N/A      N/A    -16.6     -26.19    N/A     N/A      N/A    -19.11
USAZ Van Kampen Emerging Growth     5/1/2001 -33.26N/A      N/A      N/A    -25.67    -38.46    N/A     N/A      N/A    -28.39
USAZ Van Kampen Growth and Income   5/1/2001 -15.89N/A      N/A      N/A    -11.66    -21.09    N/A     N/A      N/A    -14.08
USAZ Van Kampen Growth              5/1/2001 -25.3 N/A      N/A      N/A    -18.48    -30.50    N/A     N/A      N/A    -21.03
---------------------------------------------------------------------------------------------------------------------------------



* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.



Chart III: Valuemark II Hypothetical Total Return for The Period Ended December 31,2002

                                              Column I (without) Hypothetical            Column II ( with) Hypothetical
-------------------------------------------------------------------------------------------------------------------

                                   Inception   One    Three    Five      Ten     Since   One     Three    Five    Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year   Year  Inception
                               Investment Option
-------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value Fund           5/1/2002  N/A     N/A      N/A      N/A   -24.35  N/A       N/A     N/A      N/A    -28.7
USAZ AIM Blue Chip Fund             5/1/2002  N/A     N/A      N/A      N/A   -19.83  N/A       N/A     N/A      N/A    -24.18
USAZ AIM Dent Demographic Trends    5/1/2002  N/A     N/A      N/A      N/A   -24.51  N/A       N/A     N/A      N/A    -28.86
Fund
USAZ AIM International Equity Fund  5/1/2002  N/A     N/A      N/A      N/A   -19.16  N/A       N/A     N/A      N/A    -23.51
USAZ AllianceBernstein Growth and  11/5/2001 -25.23   N/A      N/A      N/A   -19.30  -29.58    N/A     N/A      N/A    -22.62
Income
USAZ AllianceBernstein Large Cap   11/5/2001 -31.67   N/A      N/A      N/A   -24.84  -36.02    N/A     N/A      N/A    -28.2
Growth
USAZ AllianceBernstein Technology  11/5/2001 -41.95   N/A      N/A      N/A   -33.57  -46.3     N/A     N/A      N/A    -37
Davis VA Financial Portfolio        7/1/1999 -18.00  -2.18     N/A      N/A    -4.13  -22.35    -3.04   N/A      N/A    -4.62
Davis VA Value Portfolio            7/1/1999 -17.42  -7.70     N/A      N/A    -6.12  -21.77    -8.67   N/A      N/A    -6.64
Dreyfus IP Small Cap Stock Index    5/1/2002  N/A     N/A      N/A      N/A   -23.96  N/A       N/A     N/A      N/A    -28.31
Portfolio
Dreyfus Stock Index Fund           12/29/2000-23.44 -15.98    -2.27    7.41    7.13   -27.79    -17.15  -2.43    7.35   7.07
Franklin Global Communications     1/24/1989 -34.21 -32.76    -14.45   -2.91   1.21   -38.56    -34.59  -14.7    -2.99  1.15
Securities - Class 11
Franklin Growth and Income         1/24/1989 -16.70  -2.17    -0.05    6.89    6.63   -21.05    -3.03   -0.22    6.83   6.57
Securities - Class 11
Franklin High Income - Class 11    1/24/1989 -10.81  -7.69    -5.06    2.16    3.63   -15.16    -8.67   -5.26    2.08   3.56
Franklin Income Securities -       1/24/1989 -1.76   4.93      2.31    6.36    7.69   -6.11     4.17    2.15     6.29   7.63
Class 11
Franklin Large Cap Growth           5/1/1996 -24.01 -11.49     1.32     N/A    5.19   -28.36    -12.54  1.17     N/A    5.13
Securities - Class 11
Franklin Real Estate - Class11,2   1/24/1989 0.82    11.85     1.22    8.62    8.18   -3.53     11.18   1.04     8.55   8.12
Franklin Rising Dividends          1/27/1992 -2.69   9.27      4.14    8.53    8.58   -7.04     8.56    3.98     8.45   8.5
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995 -29.51 -20.77    -1.16     N/A    4.91   -33.86    -22.08  -1.32    N/A    4.84
Franklin Small Cap Value            5/1/1998 -10.32  7.64      N/A      N/A    -0.76  -14.67    6.92    N/A      N/A    -0.96
Securities - Class 11
Franklin U.S. Government - Class   3/14/1989 8.55    8.30      5.62    5.67    6.41   4.2       7.58    5.47     5.59   6.34
12
Franklin Zero Coupon 2005 - Class  3/14/1989 8.57    8.99      5.92    7.21    8.29   4.22      8.27    5.77     7.14   8.23
11,2
Franklin Zero Coupon 2010 - Class  3/14/1989 18.43   13.03     7.12    9.05    9.47   14.08     12.36   6.97     8.98   9.41
11,2
Mutual Discovery Securities -      11/8/1996 -10.32  -1.12     2.02     N/A    4.68   -14.67    -1.97   1.86     N/A    4.59
Class 11
Mutual Shares Securities - Class   11/8/1996 -12.79  1.11      2.67     N/A    5.23   -17.14    0.3     2.52     N/A    5.14
11
Templeton Developing Markets       3/15/1994 -1.35  -14.66    -6.03     N/A    -3.10  -5.7      -15.81  -6.24    N/A    -3.21
Securities - Class 11,3
Templeton Foreign Securities -     1/27/1992 -19.54 -14.42    -4.02    4.11    3.41   -23.89    -15.55  -4.2     4.05   3.34
Class 11,3
Templeton Growth Securities -      3/15/1994 -19.46  -7.60     0.24     N/A    4.99   -23.81    -8.57   0.08     N/A    4.92
Class 11
USAZ Templeton Developed Markets   11/5/2001 -15.10   N/A      N/A      N/A   -11.52  -19.45    N/A     N/A      N/A    -14.79
Jennison 20/20 Focus Portfolio     12/15/2000-23.65   N/A      N/A      N/A   -12.04  -28       N/A     N/A      N/A    -13.44
SP Jennison International Growth*  12/15/2000-23.91   N/A      N/A      N/A   -30.26  -28.26    N/A     N/A      N/A    -32.05
SP Strategic Partners Focused      12/15/2000-26.56   N/A      N/A      N/A   -23.47  -30.91    N/A     N/A      N/A    -25.08
Growth
Oppenheimer Global Securities      11/12/1990-23.22 -11.63     3.95    10.36   7.86   -27.57    -12.68  3.81     10.31  7.8
Fund/VA
Oppenheimer High Income Fund/VA    4/30/1986 -3.75   -2.79    -1.35    5.19    7.66   -8.1      -3.68   -1.53    5.12   7.61
Oppenheimer Main Street Fund/VA     7/5/1995 -19.93 -13.91    -4.59     N/A    7.16   -24.28    -15.02  -4.77    N/A    7.1
USAZ Oppenheimer Emerging Growth    5/1/2002  N/A     N/A      N/A      N/A   -19.85  N/A       N/A     N/A      N/A    -24.2
Fund
PIMCO VIT High Yield - Admin.      4/30/1998 -2.59   -1.31     N/A      N/A    -0.33  -6.94     -2.18   N/A      N/A    -0.52
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997-21.33 -15.04    -1.45     N/A    -1.45  -25.68    -16.19  -1.61    N/A    -1.61
Income - Admin. Class
PIMCO VIT Total Return - Admin.    12/31/19977.56    7.70      5.57     N/A    5.57   3.21      6.97    5.42     N/A    5.42
Class
USAZ PIMCO PEA Growth and Income   11/5/2001 -20.01   N/A      N/A      N/A   -16.59  -24.36    N/A     N/A      N/A    -19.9
USAZ PIMCO PEA Renaissance         11/5/2001 -26.12   N/A      N/A      N/A   -16.48  -30.47    N/A     N/A      N/A    -19.79
USAZ PIMCO PEA Value               11/5/2001 -25.95   N/A      N/A      N/A   -16.69  -30.3     N/A     N/A      N/A    -20
Seligman Small-Cap Value Portfolio  5/1/1998 -16.54  10.06     N/A      N/A    8.47   -20.89    9.37    N/A      N/A    8.33
USAZ Money Market                   2/1/2000 -0.56    N/A      N/A      N/A    1.75   -4.91     N/A     N/A      N/A    0.92
USAZ Van Kampen Aggressive Growth   5/1/2001 -33.29   N/A      N/A      N/A   -31.24  -37.64    N/A     N/A      N/A    -34.1
USAZ Van Kampen Comstock            5/1/2001 -20.99   N/A      N/A      N/A   -16.60  -25.34    N/A     N/A      N/A    -19.11
USAZ Van Kampen Emerging Growth     5/1/2001 -33.26   N/A      N/A      N/A   -25.67  -37.61    N/A     N/A      N/A    -28.39
USAZ Van Kampen Growth and Income   5/1/2001 -15.89   N/A      N/A      N/A   -11.66  -20.24    N/A     N/A      N/A    -14.08
USAZ Van Kampen Growth              5/1/2001 -25.30   N/A      N/A      N/A   -18.48  -29.65    N/A     N/A      N/A    -21.03
---------------------------------------------------------------------------------------------------------------------------------


* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing  stock  market  volatility  can  dramatically  change  the  Investment
     Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered  until 1/6/99 (or 5/1/97 for Templeton
     Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning
     1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.ForTempleton  Developing  Markets  Securities Fund,  performance  prior to the
     5/1/00  merger  reflects  the  historical   performance  of  the  Templeton
     Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.



Chart IV: Hypothetical III Total Return for The Period Ended December 31, 2002

                                             Column I (without) Hypothetical             Column II ( with) Hypothetical
-------------------------------------------------------------------------------------------------------------------
                               Investment Option
                                   Inception   One    Three    Five      Ten     Since   One     Three    Five      Ten    Since
Investment Option                    Date     Year    Year     Year     Year   InceptionYear     Year     Year     Year  Inception

-------------------------------------------------------------------------------------------------------------------

USAZ AIM Basic Value Fund           5/1/2002  N/A    N/A      N/A      N/A    -24.35  N/A      N/A    N/A      N/A     -29.55
USAZ AIM Blue Chip Fund             5/1/2002  N/A    N/A      N/A      N/A    -19.83  N/A      N/A    N/A      N/A     -25.03
USAZ AIM Dent Demographic Trends    5/1/2002  N/A    N/A      N/A      N/A    -24.51  N/A      N/A    N/A      N/A     -29.71
Fund
USAZ AIM International Equity Fund  5/1/2002  N/A    N/A      N/A      N/A    -19.16  N/A      N/A    N/A      N/A     -24.36
USAZ AllianceBernstein Growth and  11/5/2001 -25.23  N/A      N/A      N/A    -19.30  -30.43   N/A    N/A      N/A     -22.62
Income
USAZ AllianceBernstein Large Cap   11/5/2001 -31.67  N/A      N/A      N/A    -24.84  -36.87   N/A    N/A      N/A     -28.20
Growth
USAZ AllianceBernstein  Technology 11/5/2001 -41.95  N/A      N/A      N/A    -33.57    -47.15    N/A      N/A     N/A    -37.00
Davis VA Financial Portfolio        7/1/1999 -18.00 -2.18     N/A      N/A     -4.13    -23.20  -3.04      N/A     N/A     -4.62
Davis VA Value Portfolio            7/1/1999 -17.42 -7.70     N/A      N/A     -6.12    -22.62  -8.67      N/A     N/A     -6.64
Dreyfus IP Small Cap Stock Index    5/1/2002  N/A    N/A      N/A      N/A    -23.96       N/A    N/A      N/A     N/A    -29.16
Portfolio
Dreyfus Stock Index Fund           12/29/2000-23.44 -15.98   -2.27     7.41    7.13     -28.64 -17.15    -2.43    7.35      7.07
Franklin Global Communications     1/24/1989 -34.21 -32.76   -14.45   -2.91    1.21     -39.41 -34.59   -14.70   -2.99      1.15
Securities - Class 11
Franklin Growth and Income         1/24/1989 -16.70 -2.17    -0.05     6.89    6.63     -21.90  -3.03    -0.22    6.83      6.57
Securities - Class 11
Franklin High Income - Class 11    1/24/1989 -10.81 -7.69    -5.06     2.16    3.63     -16.01  -8.67    -5.26    2.08      3.56
Franklin Income Securities -       1/24/1989 -1.76   4.93     2.31     6.36    7.69      -6.96   4.17     2.15    6.29      7.63
Class 11
Franklin Large Cap Growth           5/1/1996 -24.01 -11.49    1.32     N/A     5.19     -29.21 -12.54     1.17     N/A      5.13
Securities - Class 11
Franklin Real Estate - Class 11,2  1/24/1989 0.82   11.85     1.22     8.62    8.18      -4.38  11.18     1.04    8.55      8.12
Franklin Rising Dividends          1/27/1992 -2.69   9.27     4.14     8.53    8.58      -7.89   8.56     3.98    8.45      8.50
Securities - Class 11
Franklin Small Cap - Class 11      11/1/1995 -29.51 -20.77   -1.16     N/A     4.91     -34.71 -22.08    -1.32     N/A      4.84
Franklin Small Cap Value            5/1/1998 -10.32  7.64     N/A      N/A     -0.76    -15.52   6.92      N/A     N/A     -0.96
Securities - Class 11
Franklin U.S. Government - Class   3/14/1989 8.55    8.30     5.62     5.67    6.41       3.35   7.58     5.47    5.59      6.34
12
Franklin Zero Coupon 2005 - Class  3/14/1989 8.57    8.99     5.92     7.21    8.29       3.37   8.27     5.77    7.14      8.23
11,2
Franklin Zero Coupon 2010 - Class  3/14/1989 18.43  13.03     7.12     9.05    9.47      13.23  12.36     6.97    8.98      9.41
11,2
Mutual Discovery Securities -      11/8/1996 -10.32 -1.12     2.02     N/A     4.68     -15.52  -1.97     1.86     N/A      4.59
Class 11
Mutual Shares Securities - Class   11/8/1996 -12.79  1.11     2.67     N/A     5.23     -17.99   0.30     2.52     N/A      5.14
11
Templeton Developing Markets       3/15/1994 -1.35  -14.66   -6.03     N/A     -3.10     -6.55 -15.81    -6.24     N/A     -3.21
Securities - Class 11,3
Templeton Foreign Securities -     1/27/1992 -19.54 -14.42   -4.02     4.11    3.41     -24.74 -15.55    -4.20    4.05      3.34
Class 11,3
Templeton Growth Securities -      3/15/1994 -19.46 -7.60     0.24     N/A     4.99     -24.66  -8.57     0.08     N/A      4.92
Class 11
USAZ Templeton Developed Markets   11/5/2001 -15.10  N/A      N/A      N/A    -11.52    -20.30    N/A      N/A     N/A    -14.79
Jennison 20/20 Focus Portfolio     12/15/2000-23.65  N/A      N/A      N/A    -12.04    -28.85    N/A      N/A     N/A    -13.44
SP Jennison International Growth*  12/15/2000-23.91  N/A      N/A      N/A    -30.26    -29.11    N/A      N/A     N/A    -32.05
SP Strategic Partners Focused      12/15/2000-26.56  N/A      N/A      N/A    -23.47    -31.76    N/A      N/A     N/A    -25.08
Growth
Oppenheimer Global Securities      11/12/1990-23.22 -11.63    3.95    10.36    7.86     -28.42 -12.68     3.81   10.31      7.80
Fund/VA
Oppeheimer High Income Fund/VA     4/30/1986 -3.75  -2.79    -1.35     5.19    7.66      -8.95  -3.68    -1.53    5.12      7.61
Oppeheimer Main Street Fund/VA      7/5/1995 -19.93 -13.91   -4.59     N/A     7.16     -25.13 -15.02    -4.77     N/A      7.10
USAZ Oppenhimer Emerging Growth     5/1/2002  N/A    N/A      N/A      N/A    -19.85       N/A    N/A      N/A     N/A    -25.05
Fund
PIMCO VIT High Yield  - Admin.     4/30/1998 -2.59  -1.31     N/A      N/A     -0.33     -7.79  -2.18      N/A     N/A     -0.52
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997-21.33 -15.04   -1.45     N/A     -1.45    -26.53 -16.19    -1.61     N/A     -1.61
Income - Admin. Class
PIMCO VIT Total Return - Admin.    12/31/19977.56    7.70     5.57     N/A     5.57       2.36   6.97     5.42     N/A      5.42
Class
USAZ PIMCO PEA Growth and Income   11/5/2001 -20.01  N/A      N/A      N/A    -16.59    -25.21    N/A      N/A     N/A    -19.90
USAZ PIMCO PEA Renaissance         11/5/2001 -26.12  N/A      N/A      N/A    -16.48    -31.32    N/A      N/A     N/A    -19.79
USAZ PIMCO PEA Value               11/5/2001 -25.95  N/A      N/A      N/A    -16.69    -31.15    N/A      N/A     N/A    -20.00
Seligman Small-Cap Value Portfolio  5/1/1998 -16.54 10.06     N/A      N/A     8.47     -21.74   9.37      N/A     N/A      8.33
USAZ Money Market                   2/1/2000 -0.56   N/A      N/A      N/A     1.75      -5.76    N/A      N/A     N/A      0.92
USAZ Van Kampen Aggressive Growth   5/1/2001 -33.29  N/A      N/A      N/A    -31.24    -38.49    N/A      N/A     N/A    -34.10
USAZ Van Kampen Comstock            5/1/2001 -20.99  N/A      N/A      N/A    -16.60    -26.19    N/A      N/A     N/A    -19.11
USAZ Van Kampen Emerging Growth     5/1/2001 -33.26  N/A      N/A      N/A    -25.67    -38.46    N/A      N/A     N/A    -28.39
USAZ Van Kampen Growth and Income   5/1/2001 -15.89  N/A      N/A      N/A    -11.66    -21.09    N/A      N/A     N/A    -14.08
USAZ Van Kampen Growth              5/1/2001 -25.30  N/A      N/A      N/A    -18.48    -30.50    N/A      N/A     N/A    -21.03
---------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.



Chart V Investment Option Performance (No Contract Charges)

Total Return for the periods ended December 31, 2002
-------------------------------------------------------------------------------------------------------
                                           Investment Option      One      Five    Ten          Since
Investment Option                             Inception          Year      Year    Year        Inception
                                                Date              %          %        %            %

--------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                                5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip*                                  5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demographic Trends*                    5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity*                       5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
USAZ AllianceBernstein Technology                   11/5/2001   -41.14%       N/A       N/A     -32.64%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index*                    5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index*                                9/29/1989   -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
21,2
Franklin Growth and Income Securities - Class 21,2  1/24/1989   -15.73%     1.16%     8.29%       8.05%
Franklin High Income - Class 21,2                   1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities - Class 21,2             1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 21,2    5/1/1996   -23.20%     2.51%       N/A       6.49%
Franklin Real Estate - Class 21,2                   1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 21,2   1/27/1992    -1.59%     5.34%     9.92%       9.98%
Franklin Small Cap - Class 21,2                     11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 21,2     5/1/1998    -9.27%       N/A       N/A       0.41%
Franklin U.S. Government - Class 22                 3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 12                3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 12                3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 21,2            11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 21,2               11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class     3/15/1994    -0.15%    -4.85%       N/A      -1.82%
21,2,3
Templeton Foreign Securities-Class 21,2,4           1/27/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities-Class 21,2              3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus*                               12/15/2000  -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                    12/15/2000  -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth                12/15/2000  -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                    11/12/1990  -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth*                    5/1/2002       N/A       N/A       N/A     -19.10%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth & Income - Admin. Class 12/31/1997  -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class               12/31/1997    9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%
--------------------------------------------------------------------------------------------------------


*For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.

1.Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

2.Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

3.For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.

4.For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund. There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.


The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:
Current Name                                        Previous Name
-------------------------------------------------------------------------------------------------
USAZ AllianceBernstein Growth and Income Fund       USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund        USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund              USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio          Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                     Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund               USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                     USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                           USAZ PIMCO Value Fund


Federal Tax  Status
-------------------------------------------------------------------------------
Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Partial 1035 Exchanges Section

1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person. Assignments, Pledges and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulation Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her Accumulation Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Annuity starting dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions) or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Tax Treatment of Withdrawals -Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")


Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.


On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans. Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

a. Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase Payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity or to a "5% owner " (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------
Variable Annuity Payout
A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and
(2) will vary in amount with the net investment results of the applicable Investment Option(s) of the Variable Account.

At the Income Date, the Contract Value in each Investment Option will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by Allianz Life, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment. 3. The total dollar amount of each Variable Annuity variable payout is the sum of all Investment Option Variable Annuity payments, reduced by the Contract Maintenance Charge.

Annuity  Unit Value
The value of an Annuity Unit for an Investment Option is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of a. the assets of the Investment Option attributable to the Annuity Units; plus or minus

b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Investment Option;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period. Fixed Annuity Payout A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------
The audited consolidated financial statements of the Company as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002, are also included herein.